N-4	Sep. 19, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	RIVERSOURCE ACCOUNT F
Entity Central Index Key	0000353965
Entity Investment Company Type	N-4
Document Period End Date	Sep. 19, 2025
Amendment Flag	false
RVS GVAC
Prospectus:
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS	Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money during the first 7 years from the date of each purchase payment, you may be assessed a withdrawal charge of up to 6%
of the purchase payment withdrawn.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative MVA, taxes, or tax penalties.
Fee Table and Examples Charges and Adjustments – Transaction Expenses – Withdrawal Charge
Are There Transaction Charges?	No. Other than withdrawal charges and negative MVAs, we do not assess any transaction charges.
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.03%	1.03%
	Fund options (Funds fees and expenses)(2)	0.51%	1.03%
	Optional benefits available for an additional charge	N/A	N/A
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges and negative MVAs that substantially increase costs.

	Lowest Annual Cost: $1,380	Highest Annual Cost: $2,165
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features and Fund fees
and expenses
•No additional purchase payments,
transfers or withdrawals
•No sales charge

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money during the first 7 years from the date of each purchase payment, you may be assessed a withdrawal charge of up to 6%
of the purchase payment withdrawn.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative MVA, taxes, or tax penalties.
Fee Table and Examples Charges and Adjustments – Transaction Expenses – Withdrawal Charge

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. Other than withdrawal charges and negative MVAs, we do not assess any transaction charges.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses that you may pay each year, depending on the investment options you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table and Examples Charges and Adjustments – Annual Contract Expenses Appendix: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract (1)	1.03%	1.03%
	Fund options (Funds fees and expenses)(2)	0.51%	1.03%
	Optional benefits available for an additional charge	N/A	N/A
(1) As a percentage of average daily contract value in the variable account. Includes the
Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges and negative MVAs that substantially increase costs.

	Lowest Annual Cost: $1,380	Highest Annual Cost: $2,165
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract features and Fund fees
and expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features and Fund fees
and expenses
•No additional purchase payments,
transfers or withdrawals
•No sales charge

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.03%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.03%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily contract value in the variable account. Includes the Mortality and Expense Fee and contract administrative charge.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.51%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.03%
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Lowest Annual Cost [Dollars]	$ 1,380
Highest Annual Cost [Dollars]	$ 2,165
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract has withdrawal charges which may reduce the value of your
Contract if you withdraw money during the surrender charge period.
•Withdrawals may also reduce or terminate Contract guarantees.
•Withdrawals may also be subject to taxes and tax penalties.
•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risks of Investing in the Contract Charges and Adjustments – Transaction Expenses – Withdrawal Charge
What Are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
•Each investment option, including any fixed account investment options, has its own unique risks.
•You should review the investment options before making any investment decisions.
Principal Risks of Investing in the Contract The Variable Account and the Funds The Fixed Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource
Life, including our financial strength ratings, is available by contacting us at
1-800-862-7919.
Principal Risks of Investing in the Contract The General Account

Investment Restrictions [Text Block]	Yes.•Subject to certain restrictions, you may transfer your Contract value among the subaccounts without charge at any time before the retirement date, and once per contract year after the retirement date.•The Fixed Account is subject to certain restrictions.•We reserve the right to modify, restrict or suspend your transfer privileges if we determine that your transfer activity constitutes market timing.•We reserve the right to add, remove or substitute funds as investment options. We also reserve the right, upon notification to you, to close or restrict any funds.
Optional Benefit Restrictions [Text Block]	No. There are no optional benefits are offered under this Contract.
Tax Implications [Text Block]	•Consult with a tax advisor to determine the tax implications of an investment in and payments and withdrawals received under this Contract.•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit. •Earnings under your Contract are taxed at ordinary income tax rates generally when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This financial incentive may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an annuity or insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Text Block]	Fee Table and ExamplesThe following tables describe the fees, expenses and adjustments that you will pay when buying, owning and making a withdrawal from an investment option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.The first table describes the fees and expenses that you paid at the time that you bought the Contract and will pay when you make a withdrawal from the Contract. State premium taxes also may be deducted.
Transaction ExpensesWithdrawal Charges
Withdrawal charges (as a percentage of purchase payments surrendered)
Maximum	6%
Contract year	Withdrawal charge percentage
1	6%
2	6
3	5
4	4
5	3
6	2
7	1
Thereafter	0
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including funds fees and expenses). The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of contract value is removed from an investment option before the expiration of a specified period.
Adjustments
MVA Maximum Potential Loss (as a percentage of amount withdrawn from a GPA)(1)	100%
(1)The following transactions, which we refer to as "early withdrawals," are subject to an MVA when they occur more than 30 days prior to the end of the guarantee period, unless an exception applies: (i) withdrawals (including full and partial withdrawals, systematic withdrawals, and required minimum distributions), (ii) transfers, and (iii) annuitization. We will not apply a negative MVA to the payment of the death benefit. An MVA may increase the death benefit but will not decrease it.
Annual Contract ExpensesAdministrative Expenses
Annual Contract Administrative charge	Guaranteed:	$1,000 ($250 per quarter)
	Current:	$500 ($125 per quarter)
Base Contract Expenses(As a percentage of average daily contract value in the variable account)
Mortality and expense risk fee	1%
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of investment options available under the contract, including their annual expenses, may be found in the Appendix A.
Annual Fund Expenses(1)Minimum and maximum annual operating expenses for the funds(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.51	1.03
(1)Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Transaction Expenses [Table Text Block]
Transaction ExpensesWithdrawal Charges
Withdrawal charges (as a percentage of purchase payments surrendered)
Maximum	6%
Contract year	Withdrawal charge percentage
1	6%
2	6
3	5
4	4
5	3
6	2
7	1
Thereafter	0
The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including funds fees and expenses).
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	6.00%
Annual Contract Expenses [Table Text Block]
Annual Contract ExpensesAdministrative Expenses
Annual Contract Administrative charge	Guaranteed:	$1,000 ($250 per quarter)
	Current:	$500 ($125 per quarter)
Base Contract Expenses(As a percentage of average daily contract value in the variable account)
Mortality and expense risk fee	1%

Administrative Expense, Maximum [Dollars]	$ 1,000
Administrative Expense, Current [Dollars]	$ 500
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses(1)Minimum and maximum annual operating expenses for the funds(Including management, distribution (12b-1) and/or service fees and other expenses)(1)
Total Annual Fund Expenses	Minimum(%)	Maximum(%)
(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.51	1.03

Portfolio Company Expenses [Text Block]	(expenses deducted from the Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.51%
Portfolio Company Expenses Maximum [Percent]	1.03%
Portfolio Company Expenses, Footnotes [Text Block]	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,196
Surrender Expense, 1 Year, Minimum [Dollars]	8,225
Surrender Expense, 3 Years, Maximum [Dollars]	14,813
Surrender Expense, 3 Years, Minimum [Dollars]	11,918
Surrender Expense, 5 Years, Maximum [Dollars]	18,415
Surrender Expense, 5 Years, Minimum [Dollars]	13,512
Surrender Expense, 10 Years, Maximum [Dollars]	28,758
Surrender Expense, 10 Years, Minimum [Dollars]	18,617
Annuitized Expense, 1 Year, Maximum [Dollars]	2,581
Annuitized Expense, 1 Year, Minimum [Dollars]	1,548
Annuitized Expense, 3 Years, Maximum [Dollars]	7,895
Annuitized Expense, 3 Years, Minimum [Dollars]	4,805
Annuitized Expense, 5 Years, Maximum [Dollars]	13,422
Annuitized Expense, 5 Years, Minimum [Dollars]	8,292
Annuitized Expense, 10 Years, Maximum [Dollars]	28,258
Annuitized Expense, 10 Years, Minimum [Dollars]	18,117
No Surrender Expense, 1 Year, Maximum [Dollars]	2,581
No Surrender Expense, 1 Year, Minimum [Dollars]	1,548
No Surrender Expense, 3 Years, Maximum [Dollars]	7,895
No Surrender Expense, 3 Years, Minimum [Dollars]	4,805
No Surrender Expense, 5 Years, Maximum [Dollars]	13,422
No Surrender Expense, 5 Years, Minimum [Dollars]	8,292
No Surrender Expense, 10 Years, Maximum [Dollars]	28,258
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,117
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the ContractRisk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant withdrawal charge up to 7%. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your benefits. Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.Purchase Payment Risk. There is no guarantee that you will always be permitted to make purchase payments. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.Contract Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. We reserve the right to (i) limit transfers to the fixed account or (ii) change the percentage allowed to be transferred from the fixed account. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. For certain optional living benefits, we also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion.Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:•the corruption or destruction of data;•theft, misuse or dissemination of data to the public, including your information we hold; and•denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Earnings under your contract are generally taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Loans	Allows withdrawals to fund loans without assessing a withdrawal charge	No charge	N/A	•Loan amounts and terms must comply with the plan requirements and Code
Annuity Payout Plans	Allows participants to select one of the annuity payout plans	No charge	N/A	•Withdrawal charges may apply when electing liquidity features under certain fixed annuity payout options. The plan must comply with IRS regulations governing RMDs

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Loans	Allows withdrawals to fund loans without assessing a withdrawal charge	No charge	N/A	•Loan amounts and terms must comply with the plan requirements and Code
Annuity Payout Plans	Allows participants to select one of the annuity payout plans	No charge	N/A	•Withdrawal charges may apply when electing liquidity features under certain fixed annuity payout options. The plan must comply with IRS regulations governing RMDs

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Investment Options Available Under the ContractThe following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Prospectuses Available [Text Block]	The following is a list of funds available under the contract. More information about the funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at riversource.com. You can also request this information at no cost by calling 1-800-862-7919 or by sending an email request to riversource.annuityservice@ampf.com.The current expenses and performance information below reflects fee and expenses of the funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Variable Portfolio - Balanced Fund (Class 3) Columbia Management Investment Advisers, LLC	0.88%	14.43%	4.92%	9.28%
Seeks to provide shareholders with high total return through income and growth of capital.	Columbia Variable Portfolio - Corporate Bond Fund (Class 3) (previously Columbia Variable Portfolio - Global Strategic Income Fund (Class 3)) Columbia Management Investment Advisers, LLC	0.60%[1]	3.25%	(0.69%)	0.73%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Disciplined Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.80%	25.89%	8.28%	13.92%
Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Variable Portfolio - Government Money Market Fund (Class 3) Columbia Management Investment Advisers, LLC	0.49%[1]	4.84%	3.53%	2.16%
Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Variable Portfolio - High Yield Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.77%[1]	6.95%	2.29%	3.64%
Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Variable Portfolio - Intermediate Bond Fund (Class 3) Columbia Management Investment Advisers, LLC	0.65%	1.85%	(3.60%)	0.08%
Seeks to provide shareholders with capital appreciation.	Columbia Variable Portfolio - Overseas Core Fund (Class 3) Columbia Management Investment Advisers, LLC	0.92%	3.35%	0.55%	4.00%
Seeks to provide shareholders with growth of capital.	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 3) Columbia Management Investment Advisers, LLC	0.95%[1]	23.52%	2.20%	10.94%

Temporary Fee Reductions, Current Expenses [Text Block]	This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.
RVS GVAC | EarlyWithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to a significant withdrawal charge up to 7%. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your benefits.
RVS GVAC | SubaccountRiskMember
Prospectus:
Principal Risk [Text Block]	Subaccount Risk. Amounts that you invest in the subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the subaccounts that you select make money, your contract value goes up, and if they lose money, your contract value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each underlying Fund has its own investment risks, and you are exposed to the Fund’s investment risks when you invest in a subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. For risks associated with any Fixed Account options, see Financial Strength and Claims-Paying Ability Risk below.
RVS GVAC | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. There is no guarantee that you will always be permitted to make purchase payments. Also, our prior approval may be required before accepting certain purchase payments. We reserve the right to limit certain annuity features (for example, investment options) if prior approval is required. There is no guarantee that you will always be permitted to make purchase payments.
RVS GVAC | ContractChangesRiskMember
Prospectus:
Principal Risk [Text Block]	Contract Changes Risk. We reserve the right to make certain changes in the future, subject to applicable law. We reserve the right to (i) limit transfers to the fixed account or (ii) change the percentage allowed to be transferred from the fixed account. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. We reserve the right to close or restrict approved investment options in our sole discretion. For certain optional living benefits, we also reserve the right to add, remove or modify allocation plans and requirements in our sole discretion.
RVS GVAC | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
RVS GVAC | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:•the corruption or destruction of data;•theft, misuse or dissemination of data to the public, including your information we hold; and•denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. The risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
RVS GVAC | PotentialAdverseTaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Potential Adverse Tax Consequences. Tax considerations vary by individual facts and circumstances. Tax rules may change without notice. Earnings under your contract are generally taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59 ½. If you purchase a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Consult a tax professional.
RVS GVAC | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Yes. You can lose money by investing in this Contract including loss of principal.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
RVS GVAC | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	No.•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.•The Contract has withdrawal charges which may reduce the value of your Contract if you withdraw money during the surrender charge period.•Withdrawals may also reduce or terminate Contract guarantees.•Withdrawals may also be subject to taxes and tax penalties.•The benefits of tax deferral and long-term income mean the contract is generally more beneficial to investors with a long term investment horizon.
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this contract is more beneficial to investors with a long-term investment horizon.
RVS GVAC | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each investment option, including any fixed account investment options, has its own unique risks.•You should review the investment options before making any investment decisions.
RVS GVAC | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account) or guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about RiverSource Life, including our financial strength ratings, is available by contacting us at 1-800-862-7919.
RVS GVAC | ColumbiaVariablePortfolioBalancedFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks maximum total investment return through a combination of capital growth and current income.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Balanced Fund (Class 3)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.43%
Average Annual Total Returns, 5 Years [Percent]	4.92%
Average Annual Total Returns, 10 Years [Percent]	9.28%
RVS GVAC | ColumbiaVariablePortfolioCorporateBondFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high total return through income and growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Corporate Bond Fund (Class 3) (previously Columbia Variable Portfolio - Global Strategic Income Fund (Class 3))
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	3.25%
Average Annual Total Returns, 5 Years [Percent]	(0.69%)
Average Annual Total Returns, 10 Years [Percent]	0.73%
RVS GVAC | ColumbiaVariablePortfolioDisciplinedCoreFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Disciplined Core Fund (Class 3)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	25.89%
Average Annual Total Returns, 5 Years [Percent]	8.28%
Average Annual Total Returns, 10 Years [Percent]	13.92%
RVS GVAC | ColumbiaVariablePortfolioGovernmentMoneyMarketFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Government Money Market Fund (Class 3)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	4.84%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	2.16%
RVS GVAC | ColumbiaVariablePortfolioHighYieldBondFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.64%
RVS GVAC | ColumbiaVariablePortfolioIntermediateBondFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Intermediate Bond Fund (Class 3)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	1.85%
Average Annual Total Returns, 5 Years [Percent]	(3.60%)
Average Annual Total Returns, 10 Years [Percent]	0.08%
RVS GVAC | ColumbiaVariablePortfolioOverseasCoreFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with capital appreciation.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Overseas Core Fund (Class 3)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	3.35%
Average Annual Total Returns, 5 Years [Percent]	0.55%
Average Annual Total Returns, 10 Years [Percent]	4.00%
RVS GVAC | ColumbiaVariablePortfolioSelectMidCapGrowthFundClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to provide shareholders with growth of capital.
Portfolio Company Name [Text Block]	Columbia Variable Portfolio - Select Mid Cap Growth Fund (Class 3)
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	23.52%
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	10.94%
RVS GVAC | LoansMember
Prospectus:
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Allows withdrawals to fund loans without assessing a withdrawal charge
Brief Restrictions / Limitations [Text Block]	•Loan amounts and terms must comply with the plan requirements and Code
Name of Benefit [Text Block]	Loans
RVS GVAC | AnnuityPayoutPlansMember
Prospectus:
Name of Benefit [Text Block]	Annuity Payout Plans
Purpose of Benefit [Text Block]	Allows participants to select one of the annuity payout plans
Brief Restrictions / Limitations [Text Block]	•Withdrawal charges may apply when electing liquidity features under certain fixed annuity payout options. The plan must comply with IRS regulations governing RMDs
Name of Benefit [Text Block]	Annuity Payout Plans